Preferred Stock (Detail)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000
Zeta Acquisition Corp III
Preferred Stock [Line Items]
Preferred stock, shares authorized		10,000,000	10,000,000